Note 39 - Share of profit or loss of entities accounted for using the equity method (Tables)	12 Months Ended
Dec. 31, 2017
Share of profit or loss of entities accounted for using the equity method
Table of Investments in Entities Accounted for Using the Equity Method
Investments in Entities Accounted for Using the Equity Method (Millions of euros)
	Notes	2017	2016	2015
Garanti Group	3	-	-	167
Metrovacesa, S.A.		-	-	(46)
Other		4	25	53
Total		4	25	174